Gain (Loss) on Settlement of Debt (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2020
Debt conversion of shares			3,448,025
Conversion price per share					$ 0.09
Debt conversion of shares, value	$ 368,320		$ 226,839
Gain (Loss) on Extinguishment of Debt	$ 9,207		184,868	$ 250,778
Legal Settlement Agreement [Member] | Investor [Member]
Gain (Loss) on Extinguishment of Debt			$ 229,142
Legal Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split, shares			4,166,667
Number of shares returned treasury to cancelled				990,742
Legal Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split, shares			25,000,000
Legal Settlement Agreement [Member] | Individual Investor [Member]
Number of reserved shares released and returned				19,055,551
Legal Settlement Agreement [Member] | Individual Investor [Member] | Pre-Stock Split [Member]
Number of shares returned treasury to cancelled				5,944,449
Convertible Promissory Note [Member]
Debt conversion of shares			2,520,434
Conversion price per share			$ 0.09
Debt conversion of shares, value			$ 226,839
Original value of note			182,565
Gain (Loss) on Extinguishment of Debt			$ 44,274